Credit Facilities, Long-Term Debt and Lease Liabilities - Credit Facilities (Details) $ in Millions, $ in Millions				12 Months Ended
	Dec. 22, 2025 CAD ($)	Dec. 22, 2025 USD ($)	Mar. 25, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Mar. 24, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Cash drawings				$ 3,593			$ 3,808
Committed
Disclosure of detailed information about borrowings [line items]
Cash drawings				98
Facility size				2,222
Cash flow hedges | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Gain on derivative assets				$ 31
7.8% Senior notes
Disclosure of detailed information about borrowings [line items]
Cash drawings					$ 400
Interest				7.80%	7.80%
Borrowings, redemption price	$ 573	$ 416
Interest expense, prepayment payment on redemption	21
Amortization of deferred financing costs				$ 5
Foreign exchange gain (loss) on redemption				$ 19
5.9% Senior Notes
Disclosure of detailed information about borrowings [line items]
Cash drawings		$ 400
Interest		5.90%		5.90%	5.90%
Borrowings, Redemption Price, Percentage		99.40%
Proceeds from non-current borrowings	$ 541	$ 393
Borrowings, Redemption Period	3 years	3 years
5.6 % Senior Notes
Disclosure of detailed information about borrowings [line items]
Cash drawings						$ 450
Interest				5.60%	5.60%	5.60%
Term facility
Disclosure of detailed information about borrowings [line items]
Cash drawings				$ 0			400
Repayments of non-current borrowings			$ 400
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings			$ 450
Syndicated credit facility | Committed
Disclosure of detailed information about borrowings [line items]
Cash drawings				98
Facility size				1,900			$ 1,950
Bilateral credit facilities | Committed
Disclosure of detailed information about borrowings [line items]
Cash drawings				0
Facility size				$ 240